Other long-term obligations - Schedule of other long term obligations (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities, Noncurrent [Abstract]
DSU liabilities	$ 24,096	$ 21,361
Long-term contract liabilities	19,027	16,114
Other	1,588	3,526
Other long term obligations	$ 44,711	$ 41,001